Cash and cash equivalents (Details) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash	€ 620,145,000	€ 533,403,000
Securities and time deposits	357,964,000	175,479,000
Cash and cash equivalents	978,109,000	708,882,000	€ 504,730,000	€ 522,078,000
Restricted cash	€ 53,694,000.000	€ 0